Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Accounts Receivable [Line Items]
Accounts receivable, net	$ 258	$ 45,064
Third Parties [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable	258	20,668
Less: allowance for expected credit losses accounts
Related Party [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable		$ 24,396